Finance Income and Charges - Schedule of Impact from Derivatives Among Interest Income/(Charge) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Material income and expense [abstract]
Interest income	£ 155	£ 148	£ 153
Fair value gain on financial instruments	61	76	88
Total interest income	216	224	241
Interest charge on bank loans and overdrafts	(53)	(72)	(67)
Interest charge on finance leases	(9)	(11)	(13)
Interest charge on all other borrowings	(333)	(368)	(379)
Fair value loss on financial instruments	(62)	(67)	(91)
Total interest charges	(457)	(518)	(550)
Net interest charges	(241)	(294)	(309)
Net finance income in respect of post employment plans in surplus	9	2	18
Hyperinflation adjustment in respect of Venezuela	18	9
Other finance income			3
Total other finance income	27	11	21
Net finance charge in respect of post employment plans in deficit	(20)	(27)	(23)
Unwinding of discounts	(14)	(8)	(11)
Change in financial liability		(8)
Hyperinflation adjustment in respect of Venezuela			(1)
Other finance charges	(12)	(3)	(4)
Total other finance charges	(46)	(46)	(39)
Net other finance charges	£ (19)	£ (35)	£ (18)